Revenue (Tables)	12 Months Ended
Sep. 30, 2023
Revenue from Contract with Customer [Abstract]
Summary of Accounts Receivable and Deferred Revenue

The following table provides information about Accounts receivable, both billed and unbilled and deferred revenue:

	As of
	September 30, 2023	September 30, 2022
Accounts receivable — billed (net of allowances for doubtful accounts of $19,801 and $16,627 as of September 30, 2023 and 2022, respectively)	$732,979	$789,611
Accounts receivable — unbilled (current)	$211,498	$157,166
Accounts receivable — unbilled (non-current)	$45,176	$27,417
Total Accounts receivable — unbilled	$256,674	$184,583
Deferred revenue (current)	$(170,634)	$(253,686)
Deferred revenue (non-current)	$(805)	$(69,907)
Total Deferred revenue	$(171,439)	$(323,593)